Advances for Vessels under Construction	12 Months Ended
Dec. 31, 2015
Advances for Vessels under Construction [Abstract]
Advances for Vessels under Construction
5.      Advances for Vessels Under Construction

Advances for vessels under construction relate to the installments paid that were due to the respective shipyard including capitalized expenses.

As of December 31, 2014, the Company's newbuilding program consisted of two Ultramax drybulk carriers (Hull numbers DY4050 and DY4052) and three Kamsarmax drybulk carriers (Hull numbers YZJ1144, YZJ1145 and YZJ1142) with scheduled delivery in 2015.

The Company has agreed with Jiangsu Yangzijiang Shipbuilding Co., or Yangzijiang, to extend the deliveries of its three Kamsarmax newbuilding drybulk carriers (Hull numbers YZJ1144, YZJ1145 and YZJ1142), to the third and fourth quarter of 2016, subject to certain conditions, at no extra cost to the Company. In addition, the Company did not take delivery of the Ultramax newbuilding drybulk carrier with Hull number DY4050 from Yangzhou Dayang Shipbuilding Co. Ltd., or Dayang, that was scheduled to be delivered in the fourth quarter of 2015. Furthermore, the Company sent to Dayang notices for the cancellation of the Ultramax newbuilding drybulk carrier with Hull number DY4052 that was scheduled to be delivered at the end of December 2015. Dayang rejected such cancellation notices and the case is currently under arbitration proceedings in London.

Based on the Company's cash flow projections and taking into consideration the cancellation of the undrawn portion of the syndicated loan facility led by Nordea Bank Finland Plc for an amount of up to $78,000,000 relating to the Company's newbuilding contracts as discussed in Note 8, cash on hand and cash provided by operating activities will not be sufficient to cover the capital expenditures relating to the Company's newbuilding contracts that become due in 2016. The Company assessed as probable the potential sale of the three remaining newbuilding contracts and following the cancellation of the financing for the Ultramax newbuildings, an aggregate impairment loss of $43,878,294 was recorded and is included in Impairment loss in the 2015 accompanying consolidated statement of comprehensive loss (refer to Note 10).